5 Accrued Expenses and Other Current Liabilities: Schedule of Accounts Payable and Accrued Liabilities (Tables)	3 Months Ended
Sep. 30, 2012
Tables/Schedules
Schedule of Accounts Payable and Accrued Liabilities

	September 30,	June 30,
	2012	2012
Accrued salaries and benefits	$558,321	$713,918
Accrued interest	571,424	556,155
Accrued taxes	226,864	211,339
Deposit payable	406,276	397,706
Due to employee	45,445	45,548
Prepayment from customers	217,345	322,606
Other accounts payable	770,957	585,302
Other accrued expenses and current liabilities	443,715	766,594
	$3,240,347	$3,599,168